Summary of Significant Accounting Policies - Summary of the Assets are Depreciated Over Their Estimated Useful Lives as Follows (Details)	12 Months Ended
Dec. 31, 2020
Maximum [Member] | Property and leasehold Improvements [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Maximum [Member] | Furniture and Fixtures [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Vehicles And Equipment [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Software Development [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Property and leasehold Improvements [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Vehicles And Equipment [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Software Development [Member]
Schedule Of Property, Plant And Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	1 year